Business Combinations - Additional Information (Details) $ in Thousands									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 14, 2022 USD ($)	Jan. 18, 2022 USD ($) Rate shares	Nov. 16, 2021 USD ($) Rate	Oct. 04, 2021 USD ($) Rate	Jun. 22, 2021 USD ($)	Apr. 19, 2021 USD ($) shares	Apr. 19, 2019 USD ($)	Apr. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2023 USD ($) Rate shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) Rate shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Rate shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 Rate	Jun. 07, 2021 shares	Apr. 19, 2021 Rate	Apr. 19, 2021	Jun. 30, 2020 USD ($) shares	Sep. 30, 2019 Rate	Sep. 30, 2019	Jun. 30, 2019 USD ($)
Business Acquisition [Line Items]
Purchase consideration	$ 400		$ 47,400	$ 17,000
Cash payment to acquire buiness				14,000
Consulting fees				200
Aggregate consulting fee				600
Contingent Consideration Amount				2,400
Goodwill										$ 29,666		$ 29,666		$ 154,951	$ 109,895					$ 87,123			$ 87,113
Net Liability						$ 5,900
Amortization of intangible assets										$ 1,700	$ 1,700	$ 5,100	$ 3,300
Business Profitability Assumption						60.00%
Key assumption rate																		19.0	19.0
Common stock, shares issued | shares										62,161,553		62,161,553		61,691,054	60,461,611		668,164			26,460,371
Common stock, value										$ 0		$ 0		$ 0	$ 0					$ 0
Previously Reported
Business Acquisition [Line Items]
Contingent Consideration Amount				$ 2,500
Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate														13.0
Vinesse, LLC
Business Acquisition [Line Items]
Business acquisition description				On October 4, 2021, the Company acquired 100% of the members' interest in Vinesse, LLC, a California limited liability company ("Vinesse"). Vinesse is a direct-to-consumer platform company that specializes in wine clubs with over 60,000 members.
Cash payment to acquire buiness				$ 14,000
Goodwill				$ 9,477
Vinesse, LLC | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate				17.5												18.0
Vinesse, LLC | Royalty Rate
Business Acquisition [Line Items]
Percentage of ownership interest acquired				100.00%
Key assumption rate | Rate																1.8
ACE Cider
Business Acquisition [Line Items]
Percentage of ownership interest acquired			100.00%
Cash payment to acquire buiness			$ 46,880
Effective date of acquisition			Nov. 16, 2021
Goodwill			$ 27,539
ACE Cider | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate														12.5
ACE Cider | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate | Rate			2.75
Meier's Wine Cellars, Inc
Business Acquisition [Line Items]
Business acquisition description		On January 18, 2022, the Company acquired 100% of the capital stock in Meier's Wine Cellars, Inc., DBA Meier's Beverage Group, an Ohio company ("Meier's").
Purchase consideration		$ 25,000
Cash payment to acquire buiness		12,500
Goodwill		8,247
Shares issued for purchased consideration value		$ 10,500
Business combination working capital adjustment														$ 5,300
Common stock, shares issued | shares		1,229,443
Common stock, value		$ 12,500
Business combination, Acquired receivable, Fair value		12,000
Discount for shares of common stock		1,500
Business combination additional contingent consideration payable		10,000
Contingent consideration in fair value earnout payments		$ 4,900
Meier's Wine Cellars, Inc | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate		27.0								28.0		28.0		28.0
Meier's Wine Cellars, Inc | Royalty Rate
Business Acquisition [Line Items]
Percentage of ownership interest acquired		100.00%
Key assumption rate | Rate		1.1
Kunde Vineyards and Winery
Business Acquisition [Line Items]
Cash payment to acquire buiness						$ 21,464
Effective date of acquisition						Apr. 19, 2021
Business combinations, outstanding equity interest percentage																			100.00%
Acquisition description														Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products.	Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products.
Amount of estimated consideration						$ 53,000
Goodwill						$ 13,573
Shares issued for purchased consideration | shares						906,345
Shares issued for purchased consideration value						$ 58,900
Stated interest rate																			1.00%
Net Liability						(5,900)
Amount of recognition of goodwill						13,600
Increase In Business Acquisition Pro Forma Revenue							$ 900
Business Acquisition, Pro Forma Revenue								$ 2,100
Liabilities incurred as consideration transferred						$ 5,900
Issuance Of Common Stock Upon Recapitalizations | shares						2,589,507
Kunde Vineyards and Winery | Previously Reported
Business Acquisition [Line Items]
Goodwill						$ 13,780
Amount of recognition of goodwill						13,800
Kunde Vineyards and Winery | Series A
Business Acquisition [Line Items]
Shares issued for purchased consideration value						25,800
Kunde Vineyards and Winery | Discount Rate
Business Acquisition [Line Items]
Key assumption rate																					19.0	19.0
Kunde Vineyards and Winery | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate														2.75	2.75
Kunde Vineyards and Winery | Notes Payable
Business Acquisition [Line Items]
Amount of estimated consideration						11,700
Combined equity interest percentage in acquire														notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement.	notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement. (See Note 7).
Kunde Vineyards and Winery | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness						21,500
Kunde Vineyards and Winery | Executive Officer
Business Acquisition [Line Items]
Business combinations, outstanding equity interest percentage																			33.30%
Amount of estimated consideration						$ 53,000
Owen Roe Vineyards and Winery
Business Acquisition [Line Items]
Cash payment to acquire buiness									$ 15,131
Amount of estimated consideration									16,131
Goodwill									10
Amount of recognition of goodwill									10
Goodwill recognized description															Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired. The acquisition of Owen Roe resulted in the recognition of $10 thousand of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in the wholesale market. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually. Key assumptions in valuing the trademarks include (1) a royalty rate of 2.0%, and (2) a discount rate of 28.0%.
Transaction costs									61
Owen Roe Vineyards and Winery | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate																					0.280
Owen Roe Vineyards and Winery | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate | Rate																					0.020
Owen Roe Vineyards and Winery | Goodwill
Business Acquisition [Line Items]
Amortization of intangible assets									0
Owen Roe Vineyards and Winery | Notes Payable
Business Acquisition [Line Items]
Amount of estimated consideration									1,000
Owen Roe Vineyards and Winery | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness									$ 15,100
The Sommelier Company
Business Acquisition [Line Items]
Contingent Consideration Amount					$ 4,000
Amount of estimated consideration					12,000
Goodwill					$ 9,000										$ 9,000
Contingent consideration in fair value earnout payments														$ 500
The Sommelier Company | Discount Rate
Business Acquisition [Line Items]
Key assumption rate															20
The Sommelier Company | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate					1.5										1.5
The Sommelier Company | Customer Attrition Rate
Business Acquisition [Line Items]
Key assumption rate					50										50
The Sommelier Company | Asset Charge Assumption Rate
Business Acquisition [Line Items]
Key assumption rate					3.8										3.8
The Sommelier Company | Return on Investment
Business Acquisition [Line Items]
Key assumption rate					19										19
The Sommelier Company | Trademarks and Indefinite Lived Assets
Business Acquisition [Line Items]
Key assumption rate					19										19
The Sommelier Company | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness					$ 8,000